Income Taxes - Components of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 78,010	$ 12,241	¥ 65,255	¥ 129,164
Deferred income tax (benefit)/expense	18,535	2,909	(41,979)	(77,312)
Income tax expense	¥ 96,545	$ 15,150	¥ 23,276	¥ 51,852